DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Deferred Revenue [Abstract]
Schedule of deferred revenue

	For the Years Ended December 31,
	2018	2017
Beginning balance	$109,956	$114,112
Impact of adopting IFRS 15 on January 1, 2018 (see Note 3)	18,980	—
Deposits received	—	10,000
Deferred revenue recognized	(13,738)	(14,156)
Interest on financing component of deferred revenue	4,750	—
Balance at the end of the period	$119,948	$109,956

Current portion	$14,316	$17,894
Long term portion	105,632	92,062
Total	$119,948	$109,956